Gain On Write-Down Of Accounts Payable (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Gain On Write-down Of Accounts Payable Details Narrative
Gain on write-down of accounts payables	$ (72,328)